Offsetting of financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets	$ 2,621,427	$ 2,471,203
Financial liabilities
Financial liabilities	2,409,361	2,260,288
Loans and advances to customers	1,036,743	981,696	$ 962,964
Customer accounts	1,439,115	1,362,643	$ 1,364,462
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	555,205	575,945
Amounts offset	(186,919)	(230,282)
Net amounts in the balance sheet	368,286	345,663
Financial instruments	(220,643)	(190,062)
Non-cash collateral	(97,431)	(111,115)
Cash collateral	(38,201)	(30,162)
Net amount	12,011	14,324
Amounts not subject to enforceable netting arrangements	48,468	66,378
Financial liabilities	416,754	412,041
Derivatives
Financial liabilities
Gross amounts	275,286	248,123
Amounts offset	(41,739)	(49,711)
Net amounts in the balance sheet	233,547	198,412
Financial instruments	(171,371)	(145,785)
Non-cash collateral	(20,137)	(14,895)
Cash collateral	(37,844)	(29,998)
Net amount	4,195	7,734
Amounts not subject to enforceable netting arrangements	5,950	7,423
Financial liabilities	239,497	205,835
Cash margins pledged	8,303	5,888
Trading liabilities
Financial liabilities
Gross amounts	10,494	13,169
Amounts offset	(280)	(790)
Net amounts in the balance sheet	10,214	12,379
Financial instruments	(1,553)	(1,244)
Non-cash collateral	(8,656)	(11,133)
Cash collateral	0	0
Net amount	5	2
Amounts not subject to enforceable netting arrangements	46	114
Financial liabilities	10,260	12,493
Non-trading liabilities
Financial liabilities
Gross amounts	232,675	274,367
Amounts offset	(134,772)	(167,313)
Net amounts in the balance sheet	97,903	107,054
Financial instruments	(28,826)	(21,788)
Non-cash collateral	(68,638)	(85,087)
Cash collateral	(357)	(164)
Net amount	82	15
Amounts not subject to enforceable netting arrangements	42,441	58,830
Financial liabilities	140,344	165,884
Customer accounts
Financial liabilities
Gross amounts	36,750	40,286
Amounts offset	(10,128)	(12,468)
Net amounts in the balance sheet	26,622	27,818
Financial instruments	(18,893)	(21,245)
Non-cash collateral	0	0
Cash collateral	0	0
Net amount	7,729	6,573
Amounts not subject to enforceable netting arrangements	31	11
Financial liabilities	26,653	27,829
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	680,326	681,384
Amounts offset	(186,919)	(230,282)
Net amounts in the balance sheet	493,407	451,102
Financial instruments	(220,643)	(190,062)
Non-cash collateral	(217,220)	(209,160)
Cash collateral	(47,593)	(38,131)
Net amount	7,951	13,749
Amounts not subject to enforceable netting arrangements	35,922	46,409
Financial assets	529,329	497,511
Derivatives
Financial assets
Gross amounts	277,261	250,275
Amounts offset	(41,739)	(49,711)
Net amounts in the balance sheet	235,522	200,564
Financial instruments	(171,371)	(145,785)
Non-cash collateral	(13,095)	(9,986)
Cash collateral	(47,404)	(38,031)
Net amount	3,652	6,762
Amounts not subject to enforceable netting arrangements	7,473	7,261
Financial assets	242,995	207,825
Financial liabilities
Cash margins received	2,350	3,935
Trading assets
Financial assets
Gross amounts	21,465	18,217
Amounts offset	(280)	(790)
Net amounts in the balance sheet	21,185	17,427
Financial instruments	(1,553)	(1,244)
Non-cash collateral	(19,630)	(16,179)
Cash collateral	0	0
Net amount	2	4
Amounts not subject to enforceable netting arrangements	165	853
Financial assets	21,350	18,280
Non-trading assets
Financial assets
Gross amounts	348,561	372,358
Amounts offset	(134,772)	(167,313)
Net amounts in the balance sheet	213,789	205,045
Financial instruments	(28,826)	(21,788)
Non-cash collateral	(184,495)	(182,995)
Cash collateral	(189)	(100)
Net amount	279	162
Amounts not subject to enforceable netting arrangements	27,549	37,759
Financial assets	241,338	242,804
Loans and advances to customers
Financial assets
Gross amounts	33,039	40,534
Amounts offset	(10,128)	(12,468)
Net amounts in the balance sheet	22,911	28,066
Financial instruments	(18,893)	(21,245)
Non-cash collateral	0	0
Cash collateral	0	0
Net amount	4,018	6,821
Amounts not subject to enforceable netting arrangements	735	536
Financial assets	$ 23,646	$ 28,602